10-Q Accrued expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll expenses	$ 31,674	$ 41,861	$ 30,161
Accrued inventory expenses	13,574	12,196	10,830
Professional services and legal matters	9,853	12,078	8,655
Sales taxes payable	7,256	7,754	7,170
Excise taxes payable	3,055	4,347	4,719
Accrued occupancy and technology expenses	7,967	5,422	4,940
Accrued loyalty payable	5,176	4,986	5,821
Accrued marketing expenses	2,751	2,788	2,560
Interest payable	6,794	1,704	10,791
Property and other taxes payable	1,742	1,480	2,816
Deferred revenue	1,117	634	2,367
Other accrued expenses	11,130	15,243	11,358
Total accrued expenses	$ 102,089	$ 110,493	$ 102,188